NET INCOME(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
NET INCOME(LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

11.          NET (LOSS) INCOME PER SHARE

The calculation of the net income (loss) per share is as follows:

	For the years ended December 31,
	2019	2020	2021

Numerator:
Net income (loss) attributable to AirNet Technology Inc.'s ordinary shareholders	$(31,477)	$7,527	$(17,335)

Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
Basic and diluted (i)	125,664,777	125,795,606	175,628,125
Weighted average shares used in calculating (loss) income per ADS
Basic and diluted	12,566,478	12,579,561	17,562,812

Net (loss) income per ordinary share
Basic and diluted	$(0.25)	$0.06	$(0.10)

Net (loss) income per ADS (ii)
Basic and diluted	$(2.50)	$0.60	$(0.99)
(i)	On December 30, 2020, the Company entered into an investment agreement (the "Agreement") with Unistar Group Holdings Ltd. ("Unistar"), an unaffiliated party of the Company. Pursuant to the Agreement, the Company has agreed to issue 23,876,308 ordinary shares (each a "Share"), or approximately 19 % of the Company's currently outstanding ordinary shares, to Unistar, in exchange for the delivery and transfer by Unistar to the Company of 500 computer servers specifically designed for mining cryptocurrencies. The computer servers were valued at $2,531, representing a per Share consideration of US$0.106, or US$1.06 per American depositary share of the Company (each representing ten ordinary shares). On February 4, 2021, the Company entered into an investment agreement (the “Agreement”) with Northern Shore Group Ltd. (“Northern Shore”), an unaffiliated party of the Company. Pursuant to the Agreement, the Company has agreed to issue 28,412,806 ordinary shares, or approximately 19% of the Company’s outstanding shares as of December 31, 2020, to Northern Shore, in exchange for the delivery and transfer from Northern Shore to the Company of computer servers specifically designed for mining cryptocurrencies. The computer servers are valued at $5,540, representing a per share consideration of US$0.315, or US$3.15 per American depositary share of the Company (each representing ten ordinary shares).
(ii)	On March 29, 2019, AirNet Technology Inc., JPMorgan Chase Bank, as depositary, and all holders from time to time of American Depositary Shares entered into Amended and Restated Deposit Agreement to combine original 5 ADSs to 1 ADSs. After the agreement is executed, 1 ADS amounted to $0.01 par value represents 10 ordinary shares amounted to 0.001 per share par value. The Group presents net income (loss) attributable to AirNet Technology Inc.’s ordinary shareholders per ADS by retrospectively adjusting to all periods presented.